Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Tabular Disclosure Of Component Of Income Tax [Text Block]
9.	Income Taxes

The Company and group members file income tax returns in Switzerland, South Africa and Brazil. The components of income (loss) from operations before income taxes, by jurisdiction, are as follows:

					From
	Three Months Ended		Nine Months Ended		August 24, 2005
	September 30,		September 30,		(Inception) to
	2012	2011	2012	2011	September 30, 2012

Switzerland	$(1,028,477)	$(833,282)	$(2,485,037)	$(2,330,573)	$(15,276,129)
South Africa	(79,302)	(206,306)	(484,785)	(517,565)	(9,108,672)
Brazil	-	129	-	78,942	(941,498)

Total	$(1,107,779)	$(1,039,459)	$(2,969,822)	$(2,769,196)	$(25,326,299)

The provision for income taxes shown in the accompanying consolidated statements of operations consists of the following:

					From
	Three Months Ended		Nine Months Ended		August 24, 2005
	September 30,		September 30,		(Inception) to
	2012	2011	2012	2011	September 30, 2012
Current tax provision:
Switzerland	$-	$-	$-	$-	$32,673
South Africa	-	-	-	-	-
Brazil	-	-	-	-	-

Total current tax provision	-	-	-	-	32,673

Deferred tax provision:
Switzerland	(147,492)	(136,243)	(356,170)	(395,244)	(2,654,073)
South Africa	(2,246)	(29,314)	(71,149)	(77,504)	(1,789,122)
Brazil	-	33	-	19,736	(235,375)
Change in valuation allowance	149,738	165,524	427,319	453,012	4,678,570

Total deferred provision	-	-	-	-	-

Total	$-	$-	$-	$-	$32,673

The Company has determined that the future tax benefits from net operating losses are not likely to be realized in future periods and a full valuation allowance has been provided for all periods. The income tax effect of each type of temporary difference giving rise to the net deferred tax asset is as follows:

	September 30,	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$4,678,570	$4,251,251
Less valuation allowance	(4,678,570)	(4,251,251)

Total	$-	$-

The following reconciles the effective income tax rates with the statutory rates for the three and nine months ended September 30, 2012 and for the period from August 24, 2005 (inception) to September 30, 2012:

	Switzerland	South Africa	Brazil	Total

Statutory rate of tax	8.5%/18%	28.0%	25.0%

Three months ended September 30, 2012:
Net (loss) from operations before taxes	$(1,028,477)	$(79,302)	$-	$(1,107,779)

As calculated at the statutory rate	$(147,492)	$(22,206)	$-	$(169,698)

Permanent differences	1,950	19,960	-	21,910
Change in valuation reserves	145,542	2,246	-	147,788

Provision for income taxes	$-	$-	$-	$-

Three months ended September 30, 2011:
Net (loss) income from operations before taxes	$(833,282)	$(206,306)	$129	$(1,039,459)

As calculated at the statutory rate	$(138,553)	$(57,765)	$33	$(196,285)

Permanent differences	2,310	28,451	-	30,761
Change in valuation reserves	136,243	29,314	(33)	165,524

Provision for income taxes	$-	$-	$-	$-

Nine months ended September 30, 2012:
Net (loss) from operations before taxes	$(2,485,037)	$(484,785)	$-	$(2,969,822)

As calculated at the statutory rate	$(357,302)	$(135,740)	$-	$(493,042)

Permanent differences	1,132	64,591	-	65,723
Change in valuation reserves	356,170	71,149	-	427,319

Provision for income taxes	$-	$-	$-	$-

	Switzerland	South Africa	Brazil	Total

Statutory rate of tax	8.5%/18%	28.0%	25.0%

Nine months ended September 30, 2011:
Net (loss) income from operations before taxes	$(2,330,573)	$(517,565)	$78,942	$(2,769,196)

As calculated at the statutory rate	$(398,744)	$(144,918)	$19,736	$(523,926)

Permanent differences	3,500	67,414	-	70,914
Change in valuation reserves	395,244	77,504	(19,736)	453,012

Provision for income taxes	$-	$-	$-	$-

For the period from August 24, 2005 (inception) to September 30, 2012:
Net (loss) from operations before taxes	$(15,276,126)	$(9,108,672)	$(941,498)	$(25,326,296)

As calculated at the statutory rate	$(2,635,525)	$(2,550,428)	$(235,375)	$(5,421,328)

Permanent differences	14,125	761,306	-	775,431
Change in valuation reserves	2,654,073	1,789,122	235,375	4,678,570

Provision for income taxes	$32,673	$-	$-	$32,673

Permanent differences principally relate to loss on disposal of property and equipment, interest and penalties and unallowable expenses.

The Company and group members remain subject to tax examinations for the year ended December 31, 2011 in Switzerland and South Africa, and in Brazil, for the four years ended December 31, 2011.

9.	Income Taxes

The Company and group members file income tax returns in Switzerland, South Africa and Brazil. The components of income (loss) from operations before income taxes, by jurisdiction, are as follows:

			Cumulative from
			August 24, 2005
			(Inception) to
	2011	2010	December 31, 2011

Switzerland	$(3,890,732)	$(3,614,524)	$(12,791,093)
South Africa	(237,447)	(403,774)	(8,623,886)
Brazil	77,217	(118,209)	(941,498)

Total	$(4,050,962)	$(4,136,507)	$(22,356,477)

The provision for income taxes shown in the accompanying consolidated statements of operations consists of the following for the years ended December 31, 2011 and 2010:

			Cumulative from
			August 24, 2005
			(Inception) to
	2011	2010	December 31, 2011
Current tax provision:
Switzerland	$-	$-	$32,673
South Africa	-	-	-
Brazil	-	-	-

Total current tax provision	-	-	32,673

Deferred tax provision:
Switzerland	(635,283)	(636,098)	(2,297,903)
South Africa	25,283	(80)	(1,717,973)
Brazil	19,304	(29,552)	(235,375)
Change in valuation allowance	590,696	665,730	4,251,251

Total deferred provision	-	-	-

Total	$-	$-	$32,673

The Company has determined that the future tax benefits from net operating losses are not likely to be realized in future periods and a full valuation allowance has been provided for all periods. The income tax effect of each type of temporary difference giving rise to the net deferred tax asset at December 31, 2011 and 2010 is as follows:

	2011	2010
Deferred tax assets:
Net operating losses	$4,251,251	$3,660,556
Less: valuation allowance	(4,251,251)	(3,660,556)

Total	$-	$-

The following reconciles the effective income tax rates with the statutory rates for the years ended December 31, 2011 and 2010:

		South
	Switzerland	Africa	Brazil	Total

Statutory rate of tax	8.5%/18%	28.0%	25.0%

2011:
Net (loss) income from operations
before taxes	$(3,890,732)	$(237,447)	$77,217	$(4,050,962)

As calculated at the statutory rate	(648,277)	$(66,485)	$19,304	$(695,458)

Permanent differences	12,994	91,768	-	104,762
Change in valuation reserves	635,283	(25,283)	(19,304)	590,696

Provision for income taxes	$-	$-	$-	$-

2010:
Net (loss) from operations
before taxes	$(3,614,524)	$(403,774)	$(118,209)	$(4,136,507)

As calculated at the statutory rate	(636,098)	$(113,058)	$(29,552)	$(778,708)

Permanent differences	-	112,978	-	112,978
Change in valuation reserves	636,098	80	29,552	665,730

Provision for income taxes	$-	$-	$-	$-

From August 24, 2005 (inception) to December 31, 2011:
Net (loss) from operations
before taxes	$(12,791,093)	$(8,623,886)	$(941,498)	$(22,356,477)

As calculated at the statutory rate	(2,278,223)	$(2,414,688)	$(235,375)	$(4,928,286)

Permanent differences	12,993	696,715	-	709,708
Change in valuation reserves	2,297,903	1,717,973	235,375	4,251,251

Provision for income taxes	$32,673	$-	$-	$32,673

Permanent differences principally related to loss on disposal of property and equipment, interest and penalties and unallowable expenses.

The Company and group members remain subject to tax examinations for the year ended December 31, 2011 in Switzerland and South Africa, and in Brazil, for the four years ended December 31, 2011.